91444-P2 02/26

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED FEBRUARY 2, 2026, TO THE
SUMMARY PROSPECTUS, PROSPECTUS, AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED FEBRUARY 1, 2026 OF
CLEARBRIDGE GLOBAL INFRASTRUCTURE INCOME FUND (THE “FUND”)

I. Effective September 30, 2026, Nick Langley will step down as a portfolio manager for the Fund. Mr. Langley will continue to serve as portfolio manager for other Franklin Templeton funds. All references to Nick Langley in the Fund’s Summary Prospectus, Prospectus and SAI are deleted in their entirety.

II.  Effective September 30, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Portfolio manager	Title	Portfolio manager of the fund since
Moaz Mohib, CFA	Portfolio Manager of ClearBridge and ClearBridge Investments Limited	September 2026

b. The following is added to the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Moaz Mohib, CFA

Mr. Mohib is a Director and Portfolio Manager of Clearbridge and CIL. Prior to joining CIL in 2016, Mr. Mohib was an Investment Analyst at SQM Research. Mr. Mohib holds a Bachelor of Commerce from the University of New South Wales.

September 2026

c. The following is added to the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Moaz Mohib*	Registered investment companies	None	None	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	None	None	None	None

* The information is as of December 31, 2025 and does not reflect additional accounts (including the Fund) for which Mr. Mohib will join the portfolio management team effective September 30, 2026.

d. The section entitled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI is deleted in its entirety and replaced with the following:

As of January 1, 2026, the portfolio managers did not own shares of the Fund. It is not tax efficient for the portfolio managers, as residents of Australia, to invest in the Fund.

Please retain this supplement for future reference.